Bank loans (Details Narrative) - USD ($)	1 Months Ended			6 Months Ended
	Apr. 30, 2022	Mar. 31, 2022	Mar. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Feb. 28, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Guarantee fees				$ 81,000	$ 83,000
Interest expense				108,283	$ 128,290
Infobird Beijing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan			$ 3,100,000
Infobird Beijing [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit interest rate			4.80%
Infobird Beijing [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit interest rate			5.00%
Shanghai Pudong Development Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan							$ 500,000
B O C Fullerton Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan							$ 300,000
Proceeds from bank loan				300,000
Repayment of bank loan				$ 100,000
China Merchants Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan						$ 800,000
Line of credit interest rate		4.30%
Repayment of bank loan		$ 400,000
Suning Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan	$ 100,000
Line of credit interest rate	18.00%